The UBS Funds

Prospectus Supplement  | April 14, 2022

Includes:

•  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated October 28, 2021, as supplemented, for UBS Municipal Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective April 14, 2022, Elbridge T. Gerry III will no longer serve as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Charles W. Grande, Kevin McIntyre, and Ryan Nugent, will assume Mr. Gerry's portfolio management responsibilities for the Fund.

Therefore, effective April 14, 2022, all references to Elbridge T. Gerry III are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1156

The UBS Funds

Supplement to the Statement of Additional Information | April 14, 2022

Includes:

•  UBS Municipal Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information, dated October 28, 2021, as supplemented, for UBS Municipal Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Effective April 14, 2022, Elbridge T. Gerry III will no longer serve as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Charles W. Grande, Kevin McIntyre, and Ryan Nugent, will assume Mr. Gerry's portfolio management responsibilities for the Fund.

Therefore, effective April 14, 2022, all references to Elbridge T. Gerry III are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1157